As filed with the U.S. Securities and Exchange Commission on January 24, 2019

1933 Act File No. 333-132380

1940 Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 677	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 679	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:

W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Ryan Louvar WisdomTree Asset Management, Inc. 245 Park Avenue, 35th Floor New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☒	On February 22, 2019 pursuant to paragraph (b)(1)(iii).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 677 to the Registration Statement on Form N-1A for WisdomTree Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until February 22, 2019 the effectiveness of Post-Effective Amendment No. 643 (“PEA No. 643”), which was filed with the Commission via EDGAR Accession No. 0001193125-18-277565 on September 19, 2018, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 643 by means of this filing, Parts A, B and C of PEA No. 643 are incorporated herein by reference.

PART A—PROSPECTUS

The Prospectus for the WisdomTree Long-Term Treasury PutWrite Strategy Fund is incorporated herein by reference to Part A of PEA No. 643.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the WisdomTree Long-Term Treasury PutWrite Strategy Fund is incorporated herein by reference to Part B of PEA No. 643.

PART C—OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 643.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 677 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 24th day of January, 2019.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 677 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg* Jonathan Steinberg	President (Principal Executive Officer) and Trustee	January 24, 2019

/s/ David Castano* David Castano	Treasurer (Principal Financial and Accounting Officer)	January 24, 2019

/s/ David Chrencik* David Chrencik	Trustee	January 24, 2019

/s/ Joel Goldberg* Joel Goldberg	Trustee	January 24, 2019

/s/ Toni Massaro* Toni Massaro	Trustee	January 24, 2019

/s/ Melinda Raso Kirstein* Melinda Raso Kirstein	Trustee	January 24, 2019

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	January 24, 2019

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)